Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 24,313,674	$ 2,008,731	$ 1,531,713
Accrued expenses	5,240,132	3,575,445	1,109,314
Amounts due to employees	1,029,049	656,890	284,637
Accounts payable and accrued expenses	$ 30,582,855	$ 6,241,066	$ 2,925,664